BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balances And Transactions With Related Parties
Short-term benefits			$ 3
Share-based payment to those employed by the Company or on its behalf	445	182	190
Share-based payment to those not employed by the Company or on its behalf	$ 90	$ 150	$ 147